Capital disclosures - Additional Information (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Capital Disclosures
Ratio of net debt to four quarter trailing fund flows from operations	0.9	0.8
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Disclosure Of Capital Disclosures
Ratio of net debt to four quarter trailing fund flows from operations	1.0